Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per ordinary share
	For the Years Ended December 31,
	2019	2018	2017
Net Income Attributable to Zhongchao Inc.'s shareholders	$4,046,670	$3,019,323	$1,529,280

Weighted average number of ordinary share outstanding
Basic and Diluted	21,600,135	20,764,245	19,562,121

Earnings per share
Basic and Diluted	$0.187	$0.145	$0.078